Stockholders' Equity - Summary of Common Stock Issuances (Parenthetical) (Detail)							1 Months Ended
		Jun. 11, 2015 shares	Jun. 04, 2015 shares	Jun. 02, 2015 MWh shares	Mar. 26, 2015 shares	Mar. 02, 2015 shares	Mar. 31, 2015 shares
RE Capital Pte Ltd
Schedule Of Stockholders Equity Details Summary Of Common Stock Issuances [Line Items]
Stock issued during period, shares, new issues	[1]			2,849,741
Power generating capacity (in megawatt-hours) | MWh				30
Huang Zheng
Schedule Of Stockholders Equity Details Summary Of Common Stock Issuances [Line Items]
Stock issued during period, shares, new issues	[2]		338,679
Solar Juice Pty Ltd.
Schedule Of Stockholders Equity Details Summary Of Common Stock Issuances [Line Items]
Stock issued during period, shares, new issues	[3]	14,073,354
Brand Ambassador | Huang Zheng
Schedule Of Stockholders Equity Details Summary Of Common Stock Issuances [Line Items]
Stock issued during period, shares, new issues			338,679
Brand name sponsorship period			3 years
Restricted Stock Units (RSUs)
Schedule Of Stockholders Equity Details Summary Of Common Stock Issuances [Line Items]
Stock issued during period, shares, new issues	[4]				500,000	18,700,000
Restricted Stock Units (RSUs) | Management
Schedule Of Stockholders Equity Details Summary Of Common Stock Issuances [Line Items]
Stock exercised during period, shares							19,200,000

[1]	On June 2, 2015, the Company issued 2,849,741 shares of Common Stock as part of the consideration to acquire all interest in solar PV projects of 30 MW in Japan from RE Capital Pte. Ltd. as described in Note 8 - Project assets.
[2]	The Company should issue 338,679 shares of Common Stock to Lang Lang, an internationally renowned pianist, as part of the consideration to be brand spokesman for Solarbao within three years. According to Lang Lang's instruction, the Group directly issued the shares to Huang Zheng, Lang Lang's agent, on June 4, 2015.
[3]	On June 11, 2015, the Company issued 14,073,354 shares of Common Stock as part of the consideration to acquire the outstanding capital stock of Solar Juice as described in Note 3 - Business Acquisitions.
[4]	On March 2, 2015 and March 26, 2015, the Company issued Restricted Stock underlying 19,200,000 shares of the Company's common stock to certain management members, which were exercised in March 2015.